Deferred tax (Tables)	12 Months Ended
Dec. 31, 2025
Deferred tax
Movements in deferred tax assets and deferred tax liabilities

	DEFERRED TAX ASSETS
	Retirement benefit liabilities	Property, plant and equipment	Other	Total deferred tax assets

	(Euro, in thousands)

On January 1, 2024	€159	€292	€675	€1,126

Credited/charged (-) to profit or loss	(82)	18	190	126
Charged to other comprehensive income	177			177
Translation differences	(1)	19	27	45

On December 31, 2024	253	329	892	1,474

Credited/charged (-) to profit or loss	(240)	(302)	(657)	(1,199)
Charged to other comprehensive income	(13)			(13)
Translation differences		(27)	(40)	(67)

On December 31, 2025	€—	€—	€195	€195

	DEFERRED TAX LIABILITIES
	Intangible assets other than goodwill	Other	Total deferred tax liabilities

	(Euro, in thousands)

On January 1, 2024	€(21,588)	€(2,019)	€(23,607)

Credited/charged (-) to profit or loss	2,306	671	2,977
Translation differences	(30)		(30)

On December 31, 2024	(19,312)	(1,348)	(20,660)

Credited/charged (-) to profit or loss	19,264	1,348	20,612
Translation differences	48		48

On December 31, 2025	€—	€—	€—